Commitments, contingencies and operating risks - Credit related commitments (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commitments, contingencies and operating risks
Unused limits on instalment card loans	₽ 30,062	₽ 8,603